1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

March 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 430 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectus and Statement of Additional Information for QS Global Equity Fund, as well as the forms of Prospectuses for ClearBridge Appreciation Fund, ClearBridge International Value Fund, ClearBridge Large Cap Value Fund, ClearBridge Mid Cap Fund, ClearBridge Mid Cap Growth Fund, ClearBridge Select Fund, ClearBridge Small Cap Growth Fund, ClearBridge Sustainability Leaders Fund and ClearBridge Tactical Dividend Income Fund, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 430 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A on February 22, 2019. That Amendment became effective on March 1, 2019, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Susan D. Lively, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Angela Velez, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Shannon Hayes, Willkie Farr & Gallagher LLP

Nicholas Coffaro, Willkie Farr & Gallagher LLP

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